Cover	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Aeva Technologies, Inc.
Entity Central Index Key	0001789029
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	84-3080757
Entity Address, Address Line One	1350 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	647-0166
Entity Incorporation, State or Country Code	DE